Note 20 - Related Party Transactions	12 Months Ended
Oct. 31, 2021
Statement Line Items [Line Items]
Disclosure of related party [text block]
20.	Related party transactions:

The Bank’s Board of Directors and Senior Executive Officers represent key management personnel and the Bank has issued loans and advances to some of these individuals. At October 31, 2021, amounts due from key management personnel totalled $1.5 million (2020 - $1.4 million) and an amount due from a corporation controlled by key management personnel totalled $2.8 million (2020 - $2.6 million). The interest rates charged on loans and advances to related parties are based on mutually agreed upon terms. Interest income earned on related party loans for the year ended October 31, 2021 totalled $83,000 (2020 - $62,000). There were no specific provisions for credit losses associated with loans issued to key management personnel (2020 - $nil), and all loans issued to key management personnel were current as at October 31, 2021 and 2020.

In March 2019, the Bank issued a $500,000 subordinated note payable to key management personnel which bears an interest rate of 10% and matures in March 2029 (note 10).

Total compensation expense recognized for key management personnel for the year ended October 31, 2021, was $6.1 million (2020 - $5.4 million).